Subsequent Events (Details) $ / shares in Units, $ in Thousands								1 Months Ended	6 Months Ended
	Aug. 07, 2024 USD ($)	Aug. 05, 2024 USD ($) $ / shares	Aug. 01, 2024 USD ($) Installment	Jul. 31, 2024 USD ($) Installment	Jul. 19, 2024 USD ($)	Jul. 10, 2024 USD ($)	May 02, 2024 USD ($)	Aug. 08, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jul. 24, 2024 USD ($)	Jul. 18, 2024 USD ($)	May 23, 2024 $ / shares	Dec. 31, 2023 USD ($)
Subsequent Events [Abstract]
Balance outstanding									$ 60,808					$ 64,534
Repurchase of common stock (in shares) | shares									17,174
Average price of repurchased shares (in dollars per share) | $ / shares									$ 2.5
Repurchase of common stock									$ 43	$ 193
March 2023 Neptune Sale and Leaseback [Member]
Subsequent Events [Abstract]
Balance outstanding									$ 10,788
Oasea [Member]
Subsequent Events [Abstract]
Sales price							$ 20,220
Regular Quarterly Dividend for Q1-2024 [Member]
Subsequent Events [Abstract]
Dividend payable date									Jul. 10, 2024
Dividend record date									Jun. 25, 2024
Dividend payable, date declared									May 23, 2024
Dividend payable (in dollars per share) | $ / shares													$ 0.075
Regular Quarterly Dividend for Q2-2024 [Member]
Subsequent Events [Abstract]
Dividend payable (in dollars per share) | $ / shares		$ 0.075
Subsequent Event [Member]
Subsequent Events [Abstract]
Repurchase of common stock (in shares) | shares								5,200
Average price of repurchased shares (in dollars per share) | $ / shares								$ 2.42
Repurchase of common stock								$ 13
Subsequent Event [Member] | Energy Construction Vessel [Member]
Subsequent Events [Abstract]
Committed capital				$ 8,500
Number of installment payments for capital commitment | Installment				5
Term to make installment payments for capital commitment				33 months
Payment for capital commitment	$ 2,454
Subsequent Event [Member] | Onishi Kaiun Co. and Ocean West Shipping S.A. Sale and Leaseback [Member]
Subsequent Events [Abstract]
Financing amount											$ 18,000
Term of bareboat charter			5 years
Additional term of bareboat charter			2 years
Number of consecutive payment installments | Installment			60
Frequency of periodic payment			monthly
Installment payment			$ 136
Optional additional term of bareback charter			2 years
Term of variable rate			3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:SecuredOvernightFinancingRateSofrMember
Margin on variable rate			2.70%
Purchase price of vessel at end of optional additional term			$ 6,545
Sales price of vessel at end of optional additional term			$ 6,545
Subsequent Event [Member] | Onishi Kaiun Co. and Ocean West Shipping S.A. Sale and Leaseback [Member] | Maximum [Member]
Subsequent Events [Abstract]
Number of consecutive payment installments | Installment			84
Subsequent Event [Member] | Sinopac Capital International (HK) Limited [Member]
Subsequent Events [Abstract]
Face amount		$ 16,500
Number of consecutive payment installments | Installment				20
Frequency of periodic payment		quarterly
Installment payment				$ 400
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrMember
Margin on variable rate		2.60%
Balloon payment		$ 8,500
Term to maintain security cover ratio not less than 110%		2 years
Subsequent Event [Member] | Sinopac Capital International (HK) Limited [Member] | Maximum [Member]
Subsequent Events [Abstract]
Security cover ratio		120.00%
Subsequent Event [Member] | Sinopac Capital International (HK) Limited [Member] | Minimum [Member]
Subsequent Events [Abstract]
Security cover ratio		110.00%
Subsequent Event [Member] | Synthesea [Member]
Subsequent Events [Abstract]
Purchase price												$ 17,100
Subsequent Event [Member] | Oasea [Member]
Subsequent Events [Abstract]
Sales price					$ 20,220
Gain on sale of vessel					$ 1,496
Subsequent Event [Member] | Chrisea [Member]
Subsequent Events [Abstract]
Purchase price		$ 12,360
Subsequent Event [Member] | Regular Quarterly Dividend for Q1-2024 [Member]
Subsequent Events [Abstract]
Dividends paid						$ 676
Subsequent Event [Member] | Regular Quarterly Dividend for Q2-2024 [Member]
Subsequent Events [Abstract]
Dividend payable date		Oct. 10, 2024
Dividend record date		Sep. 27, 2024
Dividend payable, date declared		Aug. 05, 2024